CERTIFICATION
                                  -------------

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Institutional Liquidity Series (1933 Act File No. 333-120168; 1940 Act File No. 811-21647) ("Registrant") hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to the Trust Class of each of Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 4 to the Registrant's Registration Statement ("Amendment No. 4"); and (b) that Amendment No. 4 was filed electronically.







Dated:August 2, 2007                   By: /s/ Claudia A. Brandon
                                           ----------------------
                                           Claudia A. Brandon
                                           Secretary